UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1.

U.S. Bond Enhanced Index Fund	April 30, 2019
PBDIX	Investor Class

Beginning on January 1, 2021, as permitted by SEC regulations, paper copies of the T. Rowe Price funds’ annual and semiannual shareholder reports will no longer be mailed, unless you specifically request them. Instead, shareholder reports will be made available on the funds’ website (troweprice.com/prospectus), and you will be notified by mail with a website link to access the reports each time a report is posted to the site.

If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. At any time, shareholders who invest directly in T. Rowe Price funds may generally elect to receive reports or other communications electronically by enrolling at troweprice.com/paperless or, if you are a retirement plan sponsor or invest in the funds through a financial intermediary (such as an investment advisor, broker-dealer, insurance company, or bank), by contacting your representative or your financial intermediary.

You may elect to continue receiving paper copies of future shareholder reports free of charge. To do so, if you invest directly with T. Rowe Price, please call T. Rowe Price as follows: IRA, nonretirement account holders, and institutional investors, 1-800-225-5132; small business retirement accounts, 1-800-492-7670. If you are a retirement plan sponsor or invest in the T. Rowe Price funds through a financial intermediary, please contact your representative or financial intermediary or follow additional instructions if included with this document. Your election to receive paper copies of reports will apply to all funds held in your account with your financial intermediary or, if you invest directly in the T. Rowe Price funds, with T. Rowe Price. Your election can be changed at any time in the future.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

HIGHLIGHTS

■	The U.S. Bond Enhanced Index Fund produced positive returns but moderately underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, during the reporting period.
■	The fund’s defensive positioning within corporate bonds detracted from relative performance, but an underweight to U.S. Treasuries in favor of higher-yielding sectors helped to offset some of the negative impact.

■	The fund remains overweight in investment-grade corporate bonds. However, we maintained a defensive posture within the sector, focusing on shorter-duration credit to lessen volatility.
■	We continue to find value in less volatile sectors with credit risk that have historically generated stronger risk-adjusted returns in the later stages of the credit cycle.

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CIO Market Commentary

Dear Shareholder

Global markets performed well in the six months ended April 30, 2019, the first half of your fund’s fiscal year. The gains were broad-based, with nearly all developed and emerging markets recording positive returns. The U.S. dollar was mixed against major currencies during the period, helping insulate U.S. investors from last year’s headwind of falling currency-adjusted returns.

Such an outcome was hardly clear at the start of the period, when many global stock indexes tumbled briefly into bear market territory. In the U.S., investors initially seemed concerned about rising U.S. interest rates, with the Federal Reserve ostensibly on course to keep raising the federal funds rate through 2019. Worries soon shifted to an economic slowdown, as disappointing data accumulated on housing, manufacturing, business investment, and consumer spending.

Signs of weakness in European and Asian economies were even starker. The contraction in the massive Chinese manufacturing sector, often viewed as a barometer of global demand, was especially worrisome in light of the ongoing U.S.-China trade dispute. The export-focused economies of Japan and Germany also struggled as businesses cut back investment in anticipation of new trade barriers.

Political concerns weighed on sentiment as well. In Europe, the new populist Italian government appeared to be headed for a standoff with the European Union (EU) over Italy’s rising fiscal deficit, uncertainty over Brexit continued, and the French government sought to quell its own populist uprising in the form of the “yellow vest” protests. In the U.S., the partial government shutdown was seen as another threat to growth as it wore on.

The turnaround that began around the new year stemmed from improvements on many of these fronts. Most important, perhaps, was a pivot in Fed policy. In early January, Fed Chair Jerome Powell offered assurances that the central bank was prepared to counter any slowdown in the U.S. economy, and policymakers soon signaled that they did not expect any further rate increases in 2019. By April, many investors had even come to expect the Fed’s next move to be a rate cut.

The global economic picture also brightened somewhat. U.S. consumer spending picked up after the government shutdown ended in late January, and the job market remained strong. Signs that the Chinese economy was responding to new government stimulus emerged in April, and rising oil prices suggested healthy global demand.

Europe remained the outlier, with growth continuing to stall in the core economies of France and Germany. In response, the European Central Bank announced that it would keep short-term interest rates near 0% through at least year-end, while also providing a new round of subsidized loans to banks to spur credit growth. Some calming in the region’s political turbulence also helped restore confidence, particularly after the EU granted the UK a prolonged extension to come up with a revised Brexit plan.

Growing hopes for a resolution to the U.S.-China trade dispute further boosted global sentiment. In January, President Donald Trump declared that he was pleased with the progress in the negotiations, and he later canceled a March deadline for reaching a deal. In April, global markets rose after the president declared that an “epic” deal was near, and reports surfaced that an agreement might be signed as early as May.

As of this writing, no trade deal has been inked, and markets have again become volatile as the two sides seem to be hardening their positions once again. I have no special insight into whether an agreement will be reached, but a deepening of the conflict into an all-out trade war would surely be negative for markets.

That said, I am encouraged by much of the feedback I am getting from our managers, analysts, and economists, who continue to see considerable potential in pockets of the global economy. Within Asia, for example, our team in Hong Kong sees opportunities in the Chinese auto and property markets, while our Tokyo team thinks changes in Japan’s corporate governance will continue to benefit investors.

We think our emphasis on collaboration across offices and investment teams helps improve results for all our shareholders, and your fund’s manager is a key part of that process. I am confident that our combined efforts will continue to help you achieve your long-term investment goals.

Thank you for your continued confidence in T. Rowe Price.

Sincerely,

Robert Sharps
Group Chief Investment Officer

Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE

The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

FUND COMMENTARY

How did the fund perform in the past six months?

Your fund returned 5.36% for the six months through April 30, 2019, moderately underperforming the Bloomberg Barclays U.S. Aggregate Bond Index, as shown in the Performance Comparison table. (Past performance cannot guarantee future results.)

What factors influenced the fund’s performance?

Positioning within the investment-grade corporate bond sector was the primary detractor from the fund’s relative returns. The fund’s defensive positioning within the sector was a modest headwind as lower-quality corporate debt produced stronger results over the six-month period despite a significant sell-off in late 2018. The beginning of 2019 saw a significant rebound in risk appetite in fixed income markets—much to the benefit of non-Treasury sectors.

Against this backdrop, sector allocation contributed meaningfully to the fund’s performance. As mentioned above, sectors with credit risk experienced a significant rebound in recent months after a volatile market environment at the end of 2018. Consequently, the fund’s overweight allocation to investment-grade corporate bonds added to performance, as the sector benefited from a strong recovery in demand after the Fed’s dovish pivot loosened financial conditions and bolstered risk appetite. The fund’s underweight to U.S. Treasuries also helped relative performance. Treasuries produced strong returns but underperformed higher-yielding parts of the fixed income market, such as corporate bonds and commercial mortgage-backed securities (CMBS).

Interest rate management was also positive for the fund’s performance. A slightly longer average duration position relative to the benchmark was positive against the backdrop of falling Treasury yields. (Duration measures a bond’s or a bond portfolio’s sensitivity to interest rate changes.) After steady interest rate hikes over the past two years, the Fed essentially paused further rate increases for the foreseeable future, sparking a rally in the Treasury market.

T. Rowe Price is taking steps to ensure that our funds function smoothly during transitional periods as the Fed makes policy changes that are likely to affect the direction of interest rates. These steps include assessing the liquidity of our portfolios, conducting stress tests that take various market scenarios into consideration, evaluating risk management strategies to determine appropriate actions, and taking other measures to ensure the continued smooth operation of our portfolios. We do not believe that your fund will be adversely affected by the conditions we have just mentioned, but we want to inform our shareholders that we are aware of the changing market environment and are monitoring it closely.

How is the fund positioned?

The fund’s overall objective is to closely track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index after fees, but we attempt to compensate for fund expenses by efficiently matching the benchmark risk factors in a more yield-advantageous manner. The fund remains overweight in investment-grade corporate bonds. However, corporate issuers are facing growing concerns surrounding slowing earnings growth and overleveraged balance sheets. As such, we maintained a defensive posture within the sector, focusing on shorter-duration bonds to lessen volatility. The fund’s exposure to mortgage-backed securities (MBS) grew over the period. MBS offered good liquidity relative to sectors with higher credit risk, and their valuations looked attractive.

What is portfolio management’s outlook?

Our outlook remains somewhat guarded. The U.S. economy is late in the cycle, economic data have been mixed at best, and the risk of a downturn remains real. The range of possible outcomes has increased, and vigilance in assessing the true nature of global economic data will be critical. With the Fed either on hold or possibly easing monetary policy, we expect the yield on the benchmark 10-year Treasury note to remain below 3% in the coming months, and perhaps even move lower if risk assets weaken again. While we were not surprised by the early 2019 rebound in markets with credit risk after a particularly tough fourth quarter in 2018, the extent of the rebound was unexpected. We believe that our more cautious stance is warranted, as downside risks are more prevalent in this current late stage of the credit cycle, particularly with valuations now back at generally expensive levels.

Despite this challenging environment, pockets of opportunity exist. We remain selective and nimble when adjusting the fund’s positioning. We continue to find value in less volatile sectors with credit risk that have historically generated stronger risk-adjusted returns in the later stages of the credit cycle—for example, short-term corporate bonds and low-duration securitized credit, such as asset-backed securities; CMBS; and non-agency MBS.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF INVESTING IN FIXED INCOME SECURITIES

Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. MBS are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which results from an increase in interest rates that causes a mortgage bond’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.

BENCHMARK INFORMATION

Note: Bloomberg Index Services Ltd. Copyright © 2019, Bloomberg Index Services Ltd. Used with permission.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

QUARTER-END RETURNS

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)		
CORPORATE BONDS 33.8%		
FINANCIAL INSTITUTIONS 15.0%		
Banking 9.4%		
ABN AMRO Bank, 4.75%, 7/28/25 (1)	390	410
American Express, 2.20%, 10/30/20	1,805	1,791
American Express, 3.70%, 11/5/21	1,755	1,792
American Express, 8.125%, 5/20/19 (2)	590	592
ANZ New Zealand International, 2.75%, 1/22/21 (1)(2)	1,120	1,118
Banco Santander, 3.125%, 2/23/23	600	598
Banco Santander, 3.848%, 4/12/23	1,400	1,427
Bank of America, 3.50%, 4/19/26	600	605
Bank of America, 4.00%, 1/22/25	650	665
Bank of America, 4.20%, 8/26/24	290	300
Bank of America, 6.00%, 10/15/36	300	374
Bank of America, 7.75%, 5/14/38	150	210
Bank of America, FRN, 3M USD LIBOR + 0.65% 3.252%, 6/25/22	1,600	1,603
Bank of America, VR, 3.55%, 3/5/24 (3)	2,500	2,540
Bank of America, VR, 3.824%, 1/20/28 (3)	2,280	2,322
Bank of Montreal, Series D, 3.10%, 4/13/21	2,765	2,789
Bank of New York Mellon, 5.45%, 5/15/19 (2)	340	340
Bank of Nova Scotia, 3.125%, 4/20/21	2,150	2,169
Barclays, 3.25%, 1/12/21	905	908
Barclays Bank, 2.65%, 1/11/21	895	891
BB&T, 5.25%, 11/1/19	200	202
BPCE, 4.00%, 9/12/23 (1)	1,550	1,585
BPCE, 4.50%, 3/15/25 (1)	1,015	1,036
BPCE, 5.70%, 10/22/23 (1)	850	912
Capital One, 2.35%, 1/31/20	1,000	997

Capital One Financial, 3.45%, 4/30/21	1,800	1,821
Capital One Financial, 3.90%, 1/29/24	810	831
Citibank, 2.125%, 10/20/20	1,100	1,090
Citibank, 3.40%, 7/23/21	1,250	1,267
Citigroup, 5.875%, 1/30/42	450	559
Citigroup, VR, 3.887%, 1/10/28 (3)	2,000	2,028
Citigroup, VR, 4.075%, 4/23/29 (3)	1,900	1,949
Citizens Bank, 2.55%, 5/13/21	440	438
Citizens Financial Group, 2.375%, 7/28/21	155	153
Citizens Financial Group, 4.30%, 12/3/25	560	578
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)	800	830
Commonwealth Bank of Australia, 5.00%, 10/15/19 (1)	425	429
Cooperatieve Rabobank, 3.125%, 4/26/21	1,415	1,426
Credit Agricole, 3.75%, 4/24/23 (1)	1,395	1,416
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(3)	745	735
Discover Financial Services, 3.75%, 3/4/25	1,440	1,435
Discover Financial Services, 10.25%, 7/15/19	550	558
Fifth Third Bank, 3.35%, 7/26/21	2,065	2,093
Goldman Sachs Group, 3.00%, 4/26/22	3,350	3,355
Goldman Sachs Group, 3.50%, 1/23/25	750	753
Goldman Sachs Group, 4.25%, 10/21/25	795	819
Goldman Sachs Group, 6.75%, 10/1/37	455	561
Goldman Sachs Group, VR, 3.272%, 9/29/25 (3)	1,900	1,874
HSBC Bank USA, 5.875%, 11/1/34	550	667
HSBC Holdings, VR, 3.262%, 3/13/23 (3)	1,000	1,006
ING Groep, 3.15%, 3/29/22	330	331
ING Groep, 3.55%, 4/9/24	2,430	2,439
Intesa Sanpaolo, 3.125%, 7/14/22 (1)	1,055	1,033
Intesa Sanpaolo, 3.375%, 1/12/23 (1)	375	366
JPMorgan Chase, 2.95%, 10/1/26	980	955
JPMorgan Chase, 3.375%, 5/1/23	2,055	2,083

JPMorgan Chase, 4.625%, 5/10/21	900	933
JPMorgan Chase, VR, 3.559%, 4/23/24 (3)	1,250	1,271
JPMorgan Chase, VR, 3.782%, 2/1/28 (3)	990	1,007
JPMorgan Chase, VR, 3.882%, 7/24/38 (3)	1,380	1,363
KeyBank, 3.35%, 6/15/21	1,775	1,799
KeyCorp, 2.90%, 9/15/20	1,220	1,222
M&T Bank, 3.55%, 7/26/23 (2)	2,140	2,212
Manufacturers & Traders Trust, 3.40%, 8/17/27	250	256
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21	2,640	2,681
Morgan Stanley, 2.375%, 7/23/19	450	450
Morgan Stanley, 3.125%, 7/27/26	2,000	1,949
Morgan Stanley, 4.10%, 5/22/23	1,290	1,331
Morgan Stanley, 4.30%, 1/27/45	750	771
Morgan Stanley, 6.25%, 8/9/26	175	203
Morgan Stanley, VR, 3.971%, 7/22/38 (3)	815	802
PNC Bank, 3.50%, 6/8/23 (2)	2,025	2,076
PNC Financial Services Group, 6.70%, 6/10/19	300	301
Royal Bank of Scotland Group, VR, 4.519%, 6/25/24 (3)	2,050	2,114
Santander UK, 3.75%, 11/15/21	2,310	2,358
Santander UK, 5.00%, 11/7/23 (1)	200	208
State Street, 3.10%, 5/15/23	265	267
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23 (2)	2,605	2,673
SunTrust Bank, VR, 3.502%, 8/2/22 (2)(3)	2,155	2,180
Svenska Handelsbanken, 3.35%, 5/24/21	1,860	1,882
Toronto-Dominion Bank, 2.50%, 12/14/20 (2)	890	889
Toronto-Dominion Bank, 3.25%, 6/11/21 (2)	2,005	2,029
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)(3)	235	233
UBS Group Funding Switzerland, 2.95%, 9/24/20 (1)	450	450
UBS Group Funding Switzerland, 3.00%, 4/15/21 (1)	1,200	1,202
UBS Group Funding Switzerland, 4.125%, 9/24/25 (1)	630	653
UniCredit, 6.572%, 1/14/22 (1)	1,270	1,339

United Overseas Bank, 3.20%, 4/23/21 (1)	2,300	2,318
Wells Fargo, 3.069%, 1/24/23	3,000	3,002
Wells Fargo Bank, VR, 3.325%, 7/23/21 (3)	1,500	1,510
		109,988
Brokerage Asset Managers Exchanges 0.1%		
Intercontinental Exchange, 2.75%, 12/1/20 (2)	475	475
Intercontinental Exchange, 3.45%, 9/21/23	1,145	1,171
Raymond James Financial, 3.625%, 9/15/26	100	99
		1,745
Finance Companies 1.0%		
AerCap Ireland Capital, 3.30%, 1/23/23	485	479
AerCap Ireland Capital, 3.50%, 5/26/22	335	334
AerCap Ireland Capital, 4.125%, 7/3/23 (2)	1,915	1,939
AerCap Ireland Capital, 4.875%, 1/16/24	825	865
Air Lease, 2.50%, 3/1/21	760	755
Air Lease, 3.50%, 1/15/22	575	580
Air Lease, 3.625%, 4/1/27	830	795
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	490	487
GATX, 2.60%, 3/30/20	95	95
GATX, 4.35%, 2/15/24	2,355	2,438
GATX, 4.85%, 6/1/21	650	670
GE Capital International Funding, 2.342%, 11/15/20	1,029	1,018
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)(2)	525	527
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	329	338
		11,320
Insurance 3.1%		
AIA Group, 3.20%, 3/11/25 (1)	510	508
AIA Group, FRN, 3M USD LIBOR + 0.52%, 3.153%, 9/20/21 (1)	1,490	1,490
AIA Group, 3.60%, 4/9/29 (1)	1,825	1,824
AIG Global Funding, 3.35%, 6/25/21 (1)(2)	1,210	1,221
Allstate, 6.125%, 12/15/32	150	182

American International Group, 2.30%, 7/16/19	540	540
American International Group, 3.875%, 1/15/35	425	394
Anthem, 2.50%, 11/21/20	390	388
Anthem, 4.55%, 3/1/48	1,135	1,134
Anthem, 4.65%, 1/15/43	460	464
Aon, 2.80%, 3/15/21	965	963
Aon, 3.875%, 12/15/25	405	419
AXA Equitable Holdings, 3.90%, 4/20/23	480	492
Chubb INA Holdings, 3.35%, 5/15/24	550	561
Chubb INA Holdings, 5.90%, 6/15/19	150	151
CNA Financial, 5.875%, 8/15/20	600	623
Fidelity National Financial, 4.50%, 8/15/28 (1)	1,615	1,635
First American Financial, 4.60%, 11/15/24	390	404
High Street Funding Trust I, 4.111%, 2/15/28 (1)	1,100	1,116
Liberty Mutual Group, 4.85%, 8/1/44 (1)	1,350	1,405
Lincoln National, 3.80%, 3/1/28 (2)	1,205	1,231
Markel, 7.125%, 9/30/19	425	432
Marsh & McLennan, 3.30%, 3/14/23	210	213
Marsh & McLennan, 3.50%, 6/3/24	1,895	1,941
Metropolitan Life Global Funding I, 3.45%, 10/9/21 (1)	1,635	1,664
New York Life Global Funding, 1.50%, 10/24/19 (1)(2)	1,220	1,214
New York Life Global Funding, 3.25%, 8/6/21 (1)	1,645	1,666
Pricoa Global Funding I, 1.45%, 9/13/19 (1)	620	617
Pricoa Global Funding I, 3.45%, 9/1/23 (1)(2)	2,150	2,197
Principal Financial Group, 3.40%, 5/15/25	1,215	1,222
Reinsurance Group of America, 5.00%, 6/1/21	905	940
Teachers Insurance & Annuity Association of America 4.27%, 5/15/47 (1)	1,400	1,444
Travelers, 6.25%, 6/15/37	225	294
Trinity Acquisition, 3.50%, 9/15/21	175	176
UnitedHealth Group, 3.75%, 7/15/25	400	415

WEA Finance, 3.25%, 10/5/20 (1)	380	382
		16,959
Total Financial Institutions		176,054
INDUSTRIAL 16.3%		
Basic Industry 0.8%		
Arcelormittal, 4.55%, 3/11/26	1,055	1,089
Braskem Netherlands Finance, 3.50%, 1/10/23 (1)(2)	515	511
Carpenter Technology, 5.20%, 7/15/21 (2)	1,125	1,150
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	570	561
Fresnillo, 5.50%, 11/13/23 (1)	300	321
LYB International Finance II, 3.50%, 3/2/27 (2)	1,000	969
Newmont Goldcorp, 3.625%, 6/9/21 (1)	595	599
Nucor, 3.95%, 5/1/28	1,385	1,439
Nutrien, 4.00%, 12/15/26	505	516
Packaging Corp of America, 2.45%, 12/15/20	415	412
Packaging Corp of America, 3.65%, 9/15/24	370	373
Packaging Corp of America, 4.50%, 11/1/23	185	195
Solvay Finance America, 3.40%, 12/3/20 (1)	770	774
West Fraser Timber, 4.35%, 10/15/24 (1)	1,145	1,130
		10,039
Capital Goods 1.2%		
Boral Finance, 3.00%, 11/1/22 (1)	125	122
Caterpillar Financial Services, 3.15%, 9/7/21	3,180	3,215
CRH America Finance, 3.95%, 4/4/28 (1)	1,700	1,688
General Dynamics, 2.875%, 5/11/20	2,310	2,318
General Electric, 2.20%, 1/9/20	178	177
General Electric, 3.10%, 1/9/23	1,750	1,747
General Electric, 4.65%, 10/17/21	86	89
General Electric, 5.50%, 1/8/20	115	117
General Electric, 6.75%, 3/15/32	378	442
Harris, 3.832%, 4/27/25	295	303

John Deere Capital, 2.35%, 1/8/21	545	543
Lockheed Martin, 3.60%, 3/1/35	240	237
Lockheed Martin, 4.07%, 12/15/42	184	187
Raytheon, 7.20%, 8/15/27	200	255
Republic Services, 3.375%, 11/15/27	585	586
Republic Services, 5.50%, 9/15/19	240	242
Roper Technologies, 3.00%, 12/15/20	295	295
Roper Technologies, 3.80%, 12/15/26	660	665
United Technologies, 3.35%, 8/16/21	1,150	1,163
		14,391
Communications 2.2%		
America Movil SAB de CV, 3.625%, 4/22/29 (2)	1,475	1,482
America Movil SAB de CV, 6.375%, 3/1/35	300	372
AT&T, 3.00%, 6/30/22	2,000	2,003
CC Holdings, 3.849%, 4/15/23	410	421
Charter Communications Operating, 4.908%, 7/23/25	1,200	1,273
Comcast, 3.125%, 7/15/22	1,000	1,012
Comcast, 3.20%, 7/15/36	80	73
Comcast, 3.90%, 3/1/38	590	584
Comcast, 3.95%, 10/15/25	800	835
Crown Castle International, 3.40%, 2/15/21	265	267
Crown Castle International, 3.70%, 6/15/26	700	702
Crown Castle Towers, 3.222%, 5/15/22 (1)	25	25
Crown Castle Towers, 3.663%, 5/15/25 (1)	195	198
Crown Castle Towers, 3.72%, 7/15/23 (1)	450	457
Fox, 4.03%, 1/25/24 (1)	595	619
Interpublic Group, 3.50%, 10/1/20	230	232
Interpublic Group, 4.20%, 4/15/24	820	851
Omnicom Group, 3.60%, 4/15/26	695	693
Omnicom Group, 3.625%, 5/1/22	760	774
Omnicom Group, 3.65%, 11/1/24	460	470

RELX Capital, 3.50%, 3/16/23	530	539
Rogers Communications, 3.625%, 12/15/25	335	344
Rogers Communications, 4.35%, 5/1/49	1,295	1,316
SBA Tower Trust, 2.898%, 10/15/19 (1)	855	854
Sky, 2.625%, 9/16/19 (1)	200	199
Thomson Reuters, 3.35%, 5/15/26	220	213
Time Warner Cable, 4.00%, 9/1/21	100	102
Time Warner Cable, 5.00%, 2/1/20	240	243
Time Warner Cable, 6.55%, 5/1/37	235	259
Time Warner Cable, 6.75%, 6/15/39	275	306
Verizon Communications, 2.625%, 8/15/26	3,010	2,888
Verizon Communications, 4.272%, 1/15/36	735	749
Verizon Communications, 5.15%, 9/15/23	550	602
Vodafone Group, 3.75%, 1/16/24	2,005	2,040
Walt Disney, 3.70%, 10/15/25 (1)	285	297
WPP Finance 2010, 3.75%, 9/19/24	1,350	1,353
		25,647
Consumer Cyclical 3.4%		
Alibaba Group Holding, 4.00%, 12/6/37 (2)	2,215	2,161
Amazon.com, 2.80%, 8/22/24	585	586
Amazon.com, 3.875%, 8/22/37	915	940
Amazon.com, 5.20%, 12/3/25	1,053	1,194
Aptiv, 4.15%, 3/15/24	365	377
AutoZone, 3.125%, 4/18/24 (2)	2,305	2,308
AutoZone, 3.125%, 4/21/26	445	434
BMW U.S. Capital, 2.95%, 4/14/22 (1)	1,395	1,398
BMW U.S. Capital, 3.40%, 8/13/21 (1)	2,230	2,261
Booking Holdings, 3.60%, 6/1/26	665	677
Booking Holdings, 3.65%, 3/15/25	810	833
Expedia Group, 5.00%, 2/15/26	1,800	1,920
Experian Finance, 4.25%, 2/1/29 (1)	595	613

Ford Motor Credit, 3.47%, 4/5/21	340	339
General Motors, 4.00%, 4/1/25	1,090	1,079
General Motors Financial, 3.15%, 1/15/20	520	521
General Motors Financial, 4.20%, 11/6/21	2,235	2,284
Harley-Davidson Financial Services, 3.55%, 5/21/21 (1)	1,725	1,736
Hyatt Hotels, 3.375%, 7/15/23	185	185
Hyundai Capital America, 3.45%, 3/12/21 (1)(2)	1,925	1,932
O'Reilly Automotive, 4.875%, 1/14/21	700	721
PACCAR Financial, 1.95%, 2/27/20	540	537
PACCAR Financial, 3.10%, 5/10/21	1,485	1,496
QVC, 4.375%, 3/15/23	2,020	2,041
QVC, 4.45%, 2/15/25	70	70
QVC, 4.85%, 4/1/24	840	859
Toyota Industries, 3.11%, 3/12/22 (1)	2,150	2,164
Toyota Motor, 3.183%, 7/20/21	1,515	1,532
Toyota Motor Credit, 2.95%, 4/13/21	1,730	1,742
Visa, 2.15%, 9/15/22	1,005	991
Volkswagen Group of America Finance, 4.00%, 11/12/21 (1)(2)	2,215	2,262
Walmart, 3.40%, 6/26/23	1,900	1,951
		40,144
Consumer Non-Cyclical 3.9%		
Abbott Laboratories, 3.40%, 11/30/23	784	802
Abbott Laboratories, 4.75%, 11/30/36	1,500	1,667
AbbVie, 3.20%, 5/14/26	225	219
AbbVie, 3.60%, 5/14/25	880	884
AbbVie, 4.45%, 5/14/46	1,280	1,189
AbbVie, 4.50%, 5/14/35	1,215	1,188
Agilent Technologies, 3.875%, 7/15/23	920	949
Altria Group, 3.49%, 2/14/22 (2)	1,080	1,093
Altria Group, 4.75%, 5/5/21	1,000	1,038
Amgen, 5.75%, 3/15/40	900	1,026

BAT Capital, 2.764%, 8/15/22	1,215	1,198
Baxalta, 2.875%, 6/23/20	166	166
Bayer U.S. Finance II, 3.50%, 6/25/21 (1)(2)	850	854
Becton Dickinson & Company, 3.70%, 6/6/27	1,670	1,662
Bestfoods, 6.625%, 4/15/28	5	6
Biogen, 3.625%, 9/15/22	530	539
Boston Scientific, 3.75%, 3/1/26	2,350	2,401
Celgene, 3.55%, 8/15/22	905	921
Cigna, 3.75%, 7/15/23 (1)	2,755	2,806
CVS Health, 3.125%, 3/9/20	1,365	1,368
CVS Health, 5.05%, 3/25/48	1,160	1,142
CVS Health, 5.125%, 7/20/45	925	916
Danone, 2.947%, 11/2/26 (1)	1,065	1,022
Elanco Animal Health, 3.912%, 8/27/21 (1)	290	295
Express Scripts Holding, 2.60%, 11/30/20	1,075	1,069
Express Scripts Holding, 3.00%, 7/15/23	340	338
Gilead Sciences, 3.25%, 9/1/22	600	608
Hackensack Meridian Health, 4.211%, 7/1/48	1,680	1,776
Indiana University Health Obligated Group, 3.97%, 11/1/48	1,030	1,049
Kaiser Foundation Hospitals, 3.50%, 4/1/22	445	457
Keurig Dr Pepper, 2.55%, 9/15/26	450	412
Keurig Dr Pepper, 3.551%, 5/25/21 (1)	920	930
Kraft Heinz Foods, 4.00%, 6/15/23 (2)	1,600	1,643
McKesson, 3.65%, 11/30/20	1,230	1,245
Memorial Sloan-Kettering Cancer Center, Series 2015 4.20%, 7/1/55	600	630
Northwell Healthcare, 3.979%, 11/1/46	1,275	1,211
Partners Healthcare System, Series 2011, 3.443%, 7/1/21	700	709
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	1,660	1,637
Stanford Health Care, Series 2018, 3.795%, 11/15/48	440	439
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	750	737

Teva Pharmaceutical Finance Netherlands III, 1.70%, 7/19/19	2,075	2,068
Unilever Capital, 3.00%, 3/7/22	1,255	1,266
West Virginia United Health System Obligated Group, Series 2018, 4.924%, 6/1/48	1,600	1,747
		45,322
Energy 2.2%		
APT Pipelines, 4.25%, 7/15/27 (1)	375	381
Boardwalk Pipelines, 4.45%, 7/15/27	230	227
Boardwalk Pipelines, 4.95%, 12/15/24	360	377
BP Capital Markets America, 3.41%, 2/11/26	1,280	1,302
Canadian Natural Resources, 2.95%, 1/15/23 (2)	1,475	1,463
Columbia Pipeline Group, 3.30%, 6/1/20	640	642
Concho Resources, 3.75%, 10/1/27	360	360
ConocoPhillips, 4.95%, 3/15/26 (2)	1,900	2,105
DCP Midstream Operating, 4.75%, 9/30/21 (1)	710	724
Enbridge, 4.00%, 10/1/23	420	435
Enbridge, 4.25%, 12/1/26	355	370
Enbridge, 5.50%, 12/1/46 (2)	555	664
Enbridge Energy Partners, 5.20%, 3/15/20 (2)	225	229
Enbridge Energy Partners, 5.50%, 9/15/40	165	185
Eni, 4.00%, 9/12/23 (1)	620	634
Enterprise Products Operating, 3.50%, 2/1/22	2,650	2,694
EOG Resources, 2.625%, 3/15/23	2,175	2,163
Florida Gas Transmission, 3.875%, 7/15/22 (1)	435	442
Magellan Midstream Partners, 4.25%, 2/1/21	325	333
Nabors Industries, 5.50%, 1/15/23 (2)	400	384
Occidental Petroleum, 3.00%, 2/15/27	1,475	1,425
Sabine Pass Liquefaction, 4.20%, 3/15/28	795	805
Schlumberger Holdings, 3.75%, 5/1/24 (1)(2)	1,065	1,086
Southeast Supply Header, 4.25%, 6/15/24 (1)	405	407
Spectra Energy Partners, 3.375%, 10/15/26	440	433

Suncor Energy, 3.60%, 12/1/24	355	362
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	780	780
Williams, 4.85%, 3/1/48	185	185
Williams, 5.25%, 3/15/20	600	611
Woodside Finance, 3.70%, 9/15/26 (1)	315	310
Woodside Finance, 3.70%, 3/15/28 (1)	425	411
Woodside Finance, 4.50%, 3/4/29 (1)	2,640	2,695
		25,624
Industrial Other 0.2%		
Alfa SAB de CV, 5.25%, 3/25/24 (1)	200	210
Georgetown University, Series B, 4.315%, 4/1/49	1,475	1,612
President & Fellows of Harvard College, 3.619%, 10/1/37	385	387
		2,209
Technology 1.6%		
Analog Devices, 2.85%, 3/12/20	895	895
Apple, 3.20%, 5/11/27	4,085	4,112
Avnet, 4.625%, 4/15/26	1,440	1,464
Baidu, 2.75%, 6/9/19	635	635
Baidu, 3.875%, 9/29/23	1,555	1,586
Broadcom, 3.00%, 1/15/22	2,695	2,678
DXC Technology, 2.875%, 3/27/20	550	550
Fidelity National Information Services, 4.25%, 5/15/28	1,745	1,805
International Business Machines, 8.375%, 11/1/19	100	103
Keysight Technologies, 3.30%, 10/30/19	1,200	1,201
Keysight Technologies, 4.55%, 10/30/24	1,427	1,491
Microchip Technology, 3.922%, 6/1/21 (1)	460	466
Tencent Holdings, 2.985%, 1/19/23 (1)	550	547
Tencent Holdings, 3.595%, 1/19/28 (1)	1,090	1,075
		18,608
Transportation 0.8%		
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	658	661

American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	954	986
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	128
Canadian National Railway, 6.25%, 8/1/34	95	124
Canadian Pacific Railway, 7.25%, 5/15/19	125	125
Continental Airlines PTT, Series 2010-1, Class A, 4.75%, 1/12/21	95	97
Delta Air Lines, 2.60%, 12/4/20	740	735
Delta Air Lines, 2.875%, 3/13/20	615	614
Delta Air Lines, 3.80%, 4/19/23	550	556
Delta Air Lines PTT, Series 2009-1, Class A, 7.75%, 12/17/19	223	229
Delta Air Lines PTT, Series 2010-2, Class 2, 4.95%, 5/23/19	24	24
ERAC USA Finance, 4.50%, 8/16/21 (1)	320	331
ERAC USA Finance, 4.50%, 2/15/45 (1)	260	259
ERAC USA Finance, 5.25%, 10/1/20 (1)	375	387
Heathrow Funding, 4.875%, 7/15/21 (1)	1,120	1,154
Kansas City Southern, 3.00%, 5/15/23	340	340
Norfolk Southern, 5.59%, 5/17/25	48	54
Transurban Finance, 3.375%, 3/22/27 (1)(2)	225	216
Transurban Finance, 4.125%, 2/2/26 (1)	175	177
United Airlines PTT, Series 2014-1, Class B, 4.75%, 4/11/22	168	171
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	699	712
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28	842	820
		8,900
Total Industrial		190,884
UTILITY 2.5%		
Electric 2.1%		
American Electric Power, 3.65%, 12/1/21	205	209
Ausgrid Finance Property, Series 1, 3.85%, 5/1/23 (1)	1,105	1,124
Berkshire Hathaway Energy, 6.125%, 4/1/36	170	216
CenterPoint Energy, 3.60%, 11/1/21	850	864
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33	100	135

CMS Energy, 4.875%, 3/1/44	600	657
Dominion Energy, 5.20%, 8/15/19	810	815
Dominion Energy, STEP, 2.579%, 7/1/20	175	174
Dominion Energy, Series B, 1.60%, 8/15/19	290	289
Duke Energy, 2.65%, 9/1/26	355	340
Duke Energy, 3.75%, 9/1/46	280	259
Duke Energy Florida, 6.35%, 9/15/37	170	223
Duke Energy Progress, 6.30%, 4/1/38	100	132
Enel Finance International, 4.25%, 9/14/23 (1)	1,930	1,977
Exelon, 3.40%, 4/15/26	1,815	1,820
Exelon Generation, 5.20%, 10/1/19	570	575
FirstEnergy Transmission, 4.35%, 1/15/25 (1)	775	811
Kansas Gas & Electric, 6.70%, 6/15/19 (1)	155	156
Metropolitan Edison, 4.30%, 1/15/29 (1)	2,300	2,403
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	1,765	1,815
Mississippi Power, 3.95%, 3/30/28	895	909
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	2,100	2,112
Nevada Power, Series N, 6.65%, 4/1/36	400	520
Ohio Power, Series M, 5.375%, 10/1/21	450	477
PacifiCorp, 4.125%, 1/15/49	1,400	1,442
PacifiCorp, 6.25%, 10/15/37	90	114
PECO Energy, 5.95%, 10/1/36	150	187
Public Service Electric & Gas, 5.70%, 12/1/36	180	219
San Diego Gas & Electric, 6.125%, 9/15/37	170	201
Southern, 4.40%, 7/1/46	1,905	1,913
Southern Power, 5.15%, 9/15/41	500	526
Tampa Electric, 6.15%, 5/15/37	700	843
Xcel Energy, 4.70%, 5/15/20	375	379
		24,836
Natural Gas 0.4%		
NiSource, 3.49%, 5/15/27	695	693

NiSource, 3.65%, 6/15/23	1,790	1,821
NiSource, 3.95%, 3/30/48	1,000	948
Sempra Energy, 2.40%, 2/1/20	1,060	1,055
Southern California Gas, Series KK, 5.75%, 11/15/35	140	162
Southern Company Gas Capital, 5.25%, 8/15/19	210	212
		4,891
Total Utility		29,727
Total Corporate Bonds (Cost $389,152)		**396,665**

ASSET-BACKED SECURITIES 3.4%

Car Loan 1.0%

AmeriCredit Automobile Receivables Trust Series 2017-1, Class A3 1.87%, 8/18/21	130	130
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07%, 10/20/20	405	404
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11%, 10/17/22	285	283
CarMax Auto Owner Trust Series 2018-2, Class A3 2.98%, 1/17/23	775	780
Ford Credit Auto Owner Trust Series 2019-1, Class B 3.82%, 7/15/30 (1)	2,745	2,784
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81%, 12/16/22	1,195	1,200
GMF Floorplan Owner Revolving Trust Series 2017-1, Class A1 2.22%, 1/18/22 (1)	735	733
Huntington Auto Trust Series 2016-1, Class A3 1.59%, 11/16/20	129	129
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79%, 7/15/22	600	602

Santander Drive Auto Receivables Trust Series 2015-2, Class E 4.02%, 9/15/22 (1)	1,300	1,305
Santander Drive Auto Receivables Trust Series 2015-3, Class E 4.50%, 6/17/23 (1)	1,300	1,310
Santander Drive Auto Receivables Trust Series 2018-2, Class B 3.03%, 9/15/22	820	822
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77%, 6/20/22 (1)	1,265	1,266
World Omni Auto Receivables Trust Series 2016-A, Class A3 1.77%, 9/15/21	555	553
World Omni Auto Receivables Trust Series 2018-A, Class A2 2.19%, 5/17/21	325	325
		12,626
Credit Card 0.1%		
Barclays Dryrock Issuance Trust Series 2015-1, Class A 2.20%, 12/15/22	135	135
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62%, 10/15/25	610	608
		743
Other Asset-Backed Securities 2.1%		
Allegro III Series 2015-1A, Class AR, CLO, FRN 3M USD LIBOR + 0.84%, 3.42%, 7/25/27 (1)	1,530	1,523
Arby's Funding Series 2015-1A, Class A2 4.969%, 10/30/45 (1)	1,448	1,481
Ascentium Equipment Receivables Trust Series 2018-1A, Class A3 3.21%, 9/11/23 (1)	1,465	1,473
Avis Budget Rental Car Funding AESOP Series 2016-2A, Class A 2.72%, 11/20/22 (1)	2,170	2,165

Avis Budget Rental Car Funding AESOP Series 2019-1A, Class A 3.45%, 3/20/23 (1)	1,090	1,103
Avis Budget Rental Car Funding AESOP Series 2019-2A, Class B 3.55%, 9/22/25 (1)	1,170	1,177
CIFC Funding Series 2015-5A, Class A1R, CLO, FRN 3M USD LIBOR + 0.86%, 3.44%, 10/25/27 (1)	1,525	1,517
CNH Equipment Trust Series 2017-C, Class A3 2.08%, 2/15/23	560	556
DB Master Finance Series 2015-1A, Class A2II 3.98%, 2/20/45 (1)	1,181	1,181
Driven Brands Funding Series 2018-1A, Class A2 4.739%, 4/20/48 (1)	406	417
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69%, 3/25/30 (1)	324	322
Enterprise Fleet Financing Series 2017-1, Class A2 2.13%, 7/20/22 (1)	78	78
GreatAmerica Leasing Receivables Funding Series 2017-1, Class A3 2.06%, 6/22/20 (1)	126	126
GreatAmerica Leasing Receivables Funding Series 2018-1, Class A3 2.60%, 6/15/21 (1)	280	280
Hardee's Funding Series 2018-1A, Class A2I 4.25%, 6/20/48 (1)	542	549
Hardee's Funding Series 2018-1A, Class A2II 4.959%, 6/20/48 (1)	1,333	1,384
Jimmy John's Funding Series 2017-1A, Class A2I 3.61%, 7/30/47 (1)	231	231
MMAF Equipment Finance Series 2017-B, Class A3 2.21%, 10/17/22 (1)	815	810

MVW Owner Trust Series 2014-1A, Class A 2.25%, 9/22/31 (1)	64	64
Octagon Investment Partners XXIII Series 2015-1A, Class A1R, CLO, FRN 3M USD LIBOR + 0.85%, 3.447%, 7/15/27 (1)	850	847
OZLM VIII Series 2014-8A, Class A1RR, CLO, FRN 3M USD LIBOR + 1.17%, 3.758%, 10/17/29 (1)	1,645	1,638
OZLM VIII Series 2014-8A, Class A2RR, CLO, FRN 3M USD LIBOR + 1.80%, 4.388%, 10/17/29 (1)	1,095	1,089
Planet Fitness Master Issuer Series 2018-1A, Class A2I 4.262%, 9/5/48 (1)	2,502	2,546
Sierra Timeshare Receivables Funding Series 2014-3A, Class A 2.30%, 10/20/31 (1)	81	81
Sierra Timeshare Receivables Funding Series 2015-3A, Class A 2.58%, 9/20/32 (1)	53	53
Sonic Capital Series 2018-1A, Class A2 4.026%, 2/20/48 (1)	144	144
Volvo Financial Equipment Series 2017-1A, Class A3 1.92%, 3/15/21 (1)	174	174
Wendy's Funding Series 2015-1A, Class A2II 4.08%, 6/15/45 (1)	1,448	1,458
Wendy's Funding Series 2018-1A, Class A2I 3.573%, 3/15/48 (1)	311	308
		24,775
Student Loan 0.2%		
SLM Student Loan Trust Series 2010-1, Class A, FRN 1M USD LIBOR + 0.40%, 2.877%, 3/25/25	1,083	1,060

SMB Private Education Loan Trust Series 2018-B, Class A2A 3.60%, 1/15/37 (1)	1,155	1,175
		2,235
Total Asset-Backed Securities (Cost $40,160)		**40,379**

BANK LOANS 0.1% (4)

Communications 0.1%

Charter Communications Operating, FRN, 3M USD LIBOR + 2.00%, 4.49%, 4/30/25	1,274	1,276
Total Bank Loans (Cost $1,273)		**1,276**

NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.0%

Collateralized Mortgage Obligations 2.1%

COLT Mortgage Loan Trust Series 2017-1, Class A1, CMO, ARM 2.614%, 5/27/47 (1)	229	228
COLT Mortgage Loan Trust Series 2018-1, Class A1, CMO, ARM 2.93%, 2/25/48 (1)	310	309
Connecticut Avenue Securities Series 2016-C03, Class 1M1, CMO, ARM 1M USD LIBOR + 2.00%, 4.477%, 10/25/28	152	153
Connecticut Avenue Securities Series 2016-C04, Class 1M1, CMO, ARM 1M USD LIBOR + 1.45%, 3.927%, 1/25/29	133	134
Connecticut Avenue Securities Series 2018-C03, Class 1M1, CMO, ARM 1M USD LIBOR + 0.68%, 3.157%, 10/25/30	733	733
Connecticut Avenue Securities Series 2019-R03, Class 1M1, CMO, ARM 1M USD LIBOR + 0.75%, 3.227%, 9/25/31 (1)	1,253	1,254
Deephaven Residential Mortgage Trust Series 2018-1A, Class A1, CMO, ARM 2.976%, 12/25/57 (1)	461	462

Deephaven Residential Mortgage Trust Series 2019-2A, Class A1, CMO, ARM 3.558%, 4/25/59 (1)	1,425	1,428
Galton Funding Mortgage Trust Series 2018-1, Class A23, CMO, ARM 3.50%, 11/25/57 (1)	575	572
Galton Funding Mortgage Trust Series 2019-1, Class A42, CMO, ARM 4.00%, 2/25/59 (1)	2,022	2,048
Homeward Opportunities Fund I Trust Series 2018-1, Class A1, CMO, ARM 3.766%, 6/25/48 (1)	942	951
MetLife Securitization Trust Series 2018-1A, Class A, CMO, ARM 3.75%, 3/25/57 (1)	2,159	2,188
Mill City Mortgage Loan Trust Series 2016-1, Class A1, CMO, ARM 2.50%, 4/25/57 (1)	100	99
Mill City Mortgage Loan Trust Series 2018-1, Class A1, CMO, ARM 3.25%, 5/25/62 (1)	1,061	1,059
Seasoned Credit Risk Transfer Trust Series 2016-1, Class M1, CMO, ARM 3.00%, 9/25/55 (1)	320	308
Sequoia Mortgage Trust Series 2018-CH1, Class A11, CMO, ARM 3.50%, 2/25/48 (1)	845	850
Sequoia Mortgage Trust Series 2018-CH2, Class A3, CMO, ARM 4.00%, 6/25/48 (1)	1,705	1,736
Sequoia Mortgage Trust Series 2018-CH4, Class A11, CMO, ARM 4.00%, 10/25/48 (1)	2,501	2,537
STACR Trust Series 2019-HQA2, Class M1, CMO, ARM 1M USD LIBOR + 0.70%, 3.181%, 4/25/49 (1)	365	365
Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class M2, CMO, ARM 1M USD LIBOR + 2.60%, 5.077%, 12/25/27	409	413
Structured Agency Credit Risk Debt Notes Series 2016-HQA1, Class M2, CMO, ARM 1M USD LIBOR + 2.75%, 5.227%, 9/25/28	239	242

Structured Agency Credit Risk Debt Notes Series 2018-DNA1, Class M1, CMO, ARM 1M USD LIBOR + 0.45%, 2.927%, 7/25/30	1,444	1,438
Structured Agency Credit Risk Debt Notes Series 2018-SPI2, Class M1, CMO, ARM 3.818%, 5/25/48 (1)	1,043	1,045
Towd Point Mortgage Trust Series 2015-3, Class A1B, CMO, ARM 3.00%, 3/25/54 (1)	347	345
Towd Point Mortgage Trust Series 2015-4, Class A1B, CMO, ARM 2.75%, 4/25/55 (1)	335	333
Towd Point Mortgage Trust Series 2016-1, Class A1B, CMO, ARM 2.75%, 2/25/55 (1)	364	362
Towd Point Mortgage Trust Series 2016-2, Class A1A, CMO, ARM 2.75%, 8/25/55 (1)	365	361
Towd Point Mortgage Trust Series 2016-3, Class A1, CMO, ARM 2.25%, 4/25/56 (1)	408	402
Towd Point Mortgage Trust Series 2017-1, Class A1, CMO, ARM 2.75%, 10/25/56 (1)	428	422
Towd Point Mortgage Trust Series 2017-6, Class A1, CMO, ARM 2.75%, 10/25/57 (1)	688	682
Towd Point Mortgage Trust Series 2018-1, Class A1, CMO, ARM 3.00%, 1/25/58 (1)	371	368
Verus Securitization Trust Series 2018-INV1, Class A1, CMO, ARM 3.626%, 3/25/58 (1)	781	786
		24,613
Commercial Mortgage-Backed Securities 1.9%		
Ashford Hospitality Trust Series 2018-ASHF, Class A, ARM 1M USD LIBOR + 0.90%, 3.373%, 4/15/35 (1)	1,805	1,795
Atrium Hotel Portfolio Trust Series 2017-ATRM, Class A, ARM 1M USD LIBOR + 0.93%, 3.403%, 12/15/36 (1)	1,435	1,431

BX Trust Series 2018-GW, Class A, ARM 1M USD LIBOR + 0.80%, 3.273%, 5/15/35 (1)	905	900
Cantor Commercial Real Estate Lending Series 2019-CF1, Class 65A, ARM 4.411%, 5/15/52 (1)	745	767
CD Mortgage Trust Series 2016-CD2, Class A4, ARM 3.526%, 11/10/49	910	934
CGGS Commercial Mortgage Trust Series 2018-WSS, Class A, ARM 1M USD LIBOR + 0.90%, 3.373%, 2/15/37 (1)	1,850	1,844
Citigroup Commercial Mortgage Trust Series 2014-GC21, Class AS 4.026%, 5/10/47	890	924
Citigroup Commercial Mortgage Trust Series 2015-GC33, Class A4 3.778%, 9/10/58	440	458
Citigroup Commercial Mortgage Trust Series 2017-P7, Class AS 3.915%, 4/14/50	1,450	1,496
Commercial Mortgage Trust Series 2014-CR20, Class A1 1.324%, 11/10/47	38	38
Commercial Mortgage Trust Series 2014-LC15, Class B, ARM 4.599%, 4/10/47	765	800
Commercial Mortgage Trust Series 2015-LC21, Class A4 3.708%, 7/10/48	1,800	1,867
Commercial Mortgage Trust Series 2017-PANW, Class A 3.244%, 10/10/29 (1)	1,195	1,203
Goldman Sachs Mortgage Securities Trust Series 2018-GS9, Class A4, ARM 3.992%, 3/10/51	740	782
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5, Class A5 3.723%, 3/15/50	1,545	1,601
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class AS, ARM 4.036%, 5/15/48	660	688

Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.068%, 12/15/47	1,380	1,443
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86%, 9/15/49	300	295
Morgan Stanley Capital I Trust Series 2015-MS1, Class A4, ARM 3.779%, 5/15/48	700	729
New Orleans Hotel Trust Series 2019-HNLA, Class C, ARM 1M USD LIBOR + 1.589%, 4.089%, 4/15/32 (1)	790	788
RETL Series 2019-RVP, Class A, ARM 1M USD LIBOR + 1.15%, 3.623%, 3/15/36 (1)	1,087	1,089
		21,872
Total Non-U.S. Government Mortgage-Backed Securities (Cost $46,254)		**46,485**

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 31.7%

U.S. Government Agency Obligations 22.7% (5)

Federal Home Loan Mortgage		
1.749%, 2/25/22	1,606	1,587
1.875%, 4/25/22	1,398	1,385
2.206%, 6/25/25	984	970
2.413%, 1/25/21	167	167
2.50%, 4/1/30 - 3/1/43	1,800	1,784
2.777%, 4/25/23	259	260
2.952%, 2/25/27	720	733
3.00%, 6/1/43 - 7/1/43	2,590	2,573
3.50%, 3/1/42 - 3/1/46	7,782	7,916
4.00%, 10/1/40 - 8/1/45	2,857	2,953
4.50%, 5/1/19 - 10/1/41	1,303	1,383
5.00%, 7/1/25 - 8/1/40	1,057	1,139
5.50%, 1/1/35 - 12/1/39	212	232

6.00%, 10/1/21 - 8/1/38	175	193
6.50%, 4/1/24 - 1/1/36	91	101
7.00%, 6/1/32	2	2
Federal Home Loan Mortgage, ARM		
12M USD LIBOR + 1.625%, 4.354%, 4/1/37	60	62
12M USD LIBOR + 1.726%, 4.466%, 7/1/35	27	28
12M USD LIBOR + 1.75%, 4.835%, 2/1/35	69	73
12M USD LIBOR + 1.979%, 4.847%, 11/1/36	16	17
12M USD LIBOR + 1.744%, 4.868%, 2/1/37	28	30
12M USD LIBOR + 2.01%, 4.884%, 12/1/36	26	27
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	29	29
Federal National Mortgage Assn.		
2.00%, 8/1/28	633	620
2.50%, 5/1/30 - 8/1/46	7,933	7,812
3.00%, 10/1/32 - 11/1/48	69,789	69,427
3.50%, 11/1/25 - 3/1/48	62,942	63,861
4.00%, 11/1/40 - 7/1/48	45,201	46,678
4.50%, 10/1/20 - 11/1/48	17,397	18,320
5.00%, 9/1/19 - 12/1/48	8,877	9,392
5.50%, 9/1/19 - 5/1/44	6,092	6,700
6.00%, 5/1/21 - 7/1/41	3,735	4,171
6.50%, 5/1/31 - 9/1/38	424	478
7.00%, 2/1/24 - 11/1/36	19	21
7.50%, 12/1/30 - 3/1/31	1	1
Federal National Mortgage Assn., ARM		
12M USD LIBOR + 1.544%, 4.294%, 7/1/35	16	17
12M USD LIBOR + 1.597%, 4.419%, 7/1/36	39	41
12M USD LIBOR + 1.655%, 4.431%, 8/1/37	12	13
12M USD LIBOR + 1.881%, 4.881%, 1/1/37	8	9
Federal National Mortgage Assn., CMO, 4.00%, 6/25/44	1,088	1,120

U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 21.7%

U.S. Government Agency Obligations 1.0% (7)

Federal Home Loan Banks, 1.00%, 9/26/19	2,000	1,989
Federal Home Loan Mortgage, 2.50%, 4/23/20	2,180	2,182
Federal National Mortgage Assn., 1.00%, 8/28/19	3,400	3,383
Federal National Mortgage Assn., 1.25%, 8/17/21	2,350	2,296
Federal National Mortgage Assn., 6.25%, 5/15/29	342	446
Federal National Mortgage Assn., 6.625%, 11/15/30	500	689
Total U.S. Government Agency Obligations		**10,985**

U.S. Treasury Obligations 20.7%

U.S. Treasury Bonds, 2.25%, 8/15/46	2,190	1,909
U.S. Treasury Bonds, 2.50%, 2/15/45	3,535	3,265
U.S. Treasury Bonds, 2.50%, 5/15/46	4,805	4,418
U.S. Treasury Bonds, 2.75%, 11/15/42	3,000	2,925
U.S. Treasury Bonds, 2.75%, 8/15/47 (2)	9,370	9,033
U.S. Treasury Bonds, 3.00%, 11/15/44	585	594
U.S. Treasury Bonds, 3.00%, 5/15/45	4,115	4,180
U.S. Treasury Bonds, 3.00%, 11/15/45	6,780	6,886
U.S. Treasury Bonds, 3.00%, 2/15/47	3,400	3,451
U.S. Treasury Bonds, 3.00%, 5/15/47	3,150	3,194
U.S. Treasury Bonds, 3.00%, 2/15/48	15,800	15,993
U.S. Treasury Bonds, 3.00%, 8/15/48	4,700	4,758
U.S. Treasury Bonds, 3.125%, 11/15/41	13,875	14,486
U.S. Treasury Bonds, 3.50%, 2/15/39 (2)	13,270	14,788
U.S. Treasury Bonds, 3.625%, 8/15/43	4,890	5,510
U.S. Treasury Bonds, 3.875%, 8/15/40	1,160	1,358
U.S. Treasury Bonds, 4.375%, 5/15/41	6,200	7,769
U.S. Treasury Bonds, 4.50%, 5/15/38 (2)	245	310
U.S. Treasury Bonds, 5.50%, 8/15/28	146	182
U.S. Treasury Bonds, 6.125%, 11/15/27	543	695

U.S. Treasury Bonds, 6.50%, 11/15/26	100	128
U.S. Treasury Notes, 1.50%, 8/15/26 (2)	680	639
U.S. Treasury Notes, 2.25%, 8/15/27 (2)	10,070	9,913
U.S. Treasury Notes, 2.75%, 4/30/23 (8)	37,645	38,339
U.S. Treasury Notes, 2.75%, 7/31/23	19,700	20,082
U.S. Treasury Notes, 2.75%, 8/31/23	18,015	18,370
U.S. Treasury Notes, 2.75%, 2/15/24	9,535	9,736
U.S. Treasury Notes, 2.75%, 2/15/28	28,100	28,706
U.S. Treasury Notes, 2.875%, 8/15/28	10,990	11,337
Total U.S. Treasury Obligations		**242,954**
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $245,847)		**253,939**

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 2.7%

Government Guaranteed 0.3%		
Kreditanstalt fuer Wiederaufbau, 2.125%, 3/7/22 (2)	1,600	1,590
Kreditanstalt fuer Wiederaufbau, 2.75%, 7/15/20	1,606	1,613
Kreditanstalt fuer Wiederaufbau, 4.00%, 1/27/20	525	531
		3,734
Local Authorities 1.0%		
Province of Alberta, 1.90%, 12/6/19	2,000	1,991
Province of Alberta, 3.30%, 3/15/28	1,605	1,657
Province of Manitoba, 2.60%, 4/16/24	1,492	1,494
Province of New Brunswick, 3.625%, 2/24/28	2,545	2,666
Province of Ontario, 2.40%, 2/8/22 (2)	2,000	1,994
Province of Quebec, 2.75%, 8/25/21	1,350	1,360
Province of Quebec, 7.50%, 9/15/29	104	145
		11,307
Owned No Guarantee 1.1%		
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1)	295	321
CNOOC Finance, 3.00%, 5/9/23	870	863

Pertamina Persero, 4.30%, 5/20/23 (1)	650	668
Perusahaan Gas Negara Persero, 5.125%, 5/16/24 (1)	405	426
Petroleos Mexicanos, 3.50%, 1/30/23	1,365	1,314
Petroleos Mexicanos, 5.375%, 3/13/22	300	308
Petroleos Mexicanos, 6.00%, 3/5/20	859	877
Petroleos Mexicanos, 6.375%, 2/4/21	265	275
Saudi Arabian Oil, 2.875%, 4/16/24 (1)	3,785	3,733
State Grid Overseas Investment, 2.25%, 5/4/20 (1)	1,260	1,252
State Grid Overseas Investment, 3.75%, 5/2/23 (1)	1,155	1,186
Syngenta Finance, 3.698%, 4/24/20 (1)	1,200	1,205
		12,428
Sovereign 0.3%		
Government of Bermuda, 4.138%, 1/3/23 (1)	660	681
Republic of Colombia, 4.00%, 2/26/24	260	268
Republic of Indonesia, 4.875%, 5/5/21	700	725
Republic of Poland, 3.25%, 4/6/26	845	864
Republic of South Africa, 5.50%, 3/9/20	575	585
United Mexican States, 4.125%, 1/21/26	705	719
United Mexican States, 8.00%, 9/24/22	300	348
		4,190
Total Foreign Government Obligations & Municipalities (Cost $31,229)		**31,659**

MUNICIPAL SECURITIES 2.1%

California 0.4%		
California Build America, GO, 7.625%, 3/1/40	1,350	2,055
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (9)	250	275
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	700	1,003
San Diego County Water Auth. Fin., Build America, Series B, 6.138%, 5/1/49	275	376
San Jose Redev. Agency, Senior Tax Allocation, Series A, 3.375%, 8/1/34	610	607

Univ. of California Regents, Build America, 5.77%, 5/15/43	470	591
		4,907
Georgia 0.2%		
Municipal Electric Auth. of Georgia Build America, Vogtle Units, 6.655%, 4/1/57	1,816	2,199
		2,199
Illinois 0.2%		
Chicago O'Hare International Airport, Build America, Series B, 6.395%, 1/1/40	1,350	1,801
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34	295	379
Metropolitan Water Reclamation Dist. of Greater Chicago, Build America, Series A-1, 5.72%, 12/1/38	460	570
		2,750
Michigan 0.1%		
Detroit City School Dist., Qualified School Construction Bonds, GO, 6.645%, 5/1/29	1,220	1,499
		1,499
New Jersey 0.1%		
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40	1,000	1,500
		1,500
New York 0.2%		
Dormitory Auth. of the State of New York, New York Univ., Series B, 3.879%, 7/1/46	950	931
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39	145	214
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%, 11/15/39	500	613
		1,758
Ohio 0.2%		
American Municipal Power Build America, Series B, 6.449%, 2/15/44	2,005	2,684
		2,684

SECURITIES LENDING COLLATERAL 4.6%

Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 0.2%

Short-Term Funds 0.2%

T.Rowe Price Short-Term Fund, 2.59% (10)(11)	220	2,193
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank		2,193

Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 4.4%

Short-Term Funds 4.4%

T. Rowe Price Short-Term Fund, 2.59% (10)(11)	5,132	51,324
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		51,324
Total Securities Lending Collateral (Cost $53,517)		53,517
Total Investments in Securities		
107.0% of Net Assets (Cost $1,233,609)		**$ 1,254,762**

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers – total value of such securities at period-end amounts to $155,621 and represents 13.3% of net assets.

(2) All or a portion of this security is on loan at April 30, 2019. See Note 4.

(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.

(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(5) The issuer currently operates under a federal conservatorship; however, its securities are neither issued nor guaranteed by the U.S. government.

(6) To-Be-Announced purchase commitment - total value of such securities at period-end amounts to $17,733 and represents 1.5% of net assets. See Note 4.

(7) Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.

(8) At April 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

(9) Insured by Assured Guaranty Municipal Corporation

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity. Certain prior year amounts in the accompanying financial statements and financial highlights have been restated to conform to current year presentation.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. A capital gain distribution may also be declared and paid by the fund annually.

Redemption Fees Prior to April 1, 2019, a 0.50% fee was assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees were withheld from proceeds that shareholders received from the sale or exchange of fund shares. The fees were paid to the fund and were recorded as an increase to paid-in capital. The fees may have caused the redemption price per share to differ from the net asset value per share.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended April 30, 2019, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of April 30, 2019, the fund held interest rate futures with cumulative unrealized gain of $250,000; the value reflected on the accompanying Statement of Assets and Liabilities is the related unsettled variation margin.

Additionally, during the six months ended April 30, 2019, the fund recognized $55,000 of realized loss on Futures and a $250,000 change in unrealized gain/loss on Futures related to its investments in interest rate derivatives; such amounts are included on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearing-house provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearing-house and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were traded. This ability is subject to the liquidity of underlying positions. As of April 30, 2019, securities valued at $226,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended April 30, 2019, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 5% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Collateralized Loan Obligations The fund may invest in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.

TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations The fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of April 30, 2019, no collateral was pledged by the fund or counterparties for MSFTA Transactions.

Dollar Rolls The fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

Bank Loans The fund may invest in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation. Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At April 30, 2019, the value of loaned securities was $52,118,000 the value of cash collateral and related investments was $53,517,000.

Mortgage-Backed Securities The fund may invest in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $77,748,000 and $36,234,000, respectively, for the six months ended April 30, 2019. Purchases and sales of U.S. government securities aggregated $368,196,000 and $379,557,000, respectively, for the six months ended April 30, 2019.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2018, the fund had $5,757,000 of available capital loss carryforwards.

At April 30, 2019, the cost of investments for federal income tax purposes was $1,234,171,000. Net unrealized gain aggregated $20,841,000 at period-end, of which $25,130,000 related to appreciated investments and $4,289,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.30% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management, shareholder servicing, transfer agency, accounting, and custody services provided to the fund, as well as fund directors’ fees and expenses. Interest, taxes, brokerage commissions, and other non-recurring expenses permitted by the investment management agreement are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At April 30, 2019, approximately 7% of the outstanding shares of the fund were held by college savings plans.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended April 30, 2019, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

Effective for reporting periods on or after March 1, 2019, the fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Prior to March 1, 2019, the fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-PORT and N-Q are available electronically on the SEC’s website (sec.gov).

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor) on behalf of the fund. In that regard, at an in-person meeting held on March 11–12, 2019 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities, such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2018, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays the Advisor a single fee, or all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Advisor to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Advisor has generally implemented an all-inclusive management fee structure for index funds so the portfolio managers know with certainty the impact that expenses have on performance against the funds’ benchmark indexes. The Board concluded that, based on the profitability data it reviewed and consistent with this all-inclusive management fee structure, the advisory fee structure for the fund continued to be appropriate.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) total expenses, actual management fees, and nonmanagement expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (all of which generally reflect the all-inclusive management fee rate and do not deduct the operating expenses paid by the Advisor as part of the overall management fee) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense Universe), and the fund’s total expenses ranked in the second and fourth quintiles (Expense Group) and third and fourth quintiles (Expense Universe).

The Board requested additional information from management with respect to the fund’s relative management fee and total expenses ranking in the fourth quintile and fifth quintiles and considered the information provided relating to the fund, other funds in the peer groups, and other factors that the Board determined to be relevant.

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 14, 2019

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	June 14, 2019